Revenue Recognition (Disaggregated Revenue) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,912,770
Fee-based revenues | Transferred over time
Disaggregation of Revenue [Line Items]
Total revenues	660,747
Product Sales | Transferred at point in time
Disaggregation of Revenue [Line Items]
Total revenues	2,149,223
Refinery Services | Transferred over time
Disaggregation of Revenue [Line Items]
Total revenues	102,800
Onshore facilities and transportation
Disaggregation of Revenue [Line Items]
Total revenues	1,233,855
Onshore facilities and transportation | Fee-based revenues | Transferred over time
Disaggregation of Revenue [Line Items]
Total revenues	156,266
Onshore facilities and transportation | Product Sales | Transferred at point in time
Disaggregation of Revenue [Line Items]
Total revenues	1,077,589
Onshore facilities and transportation | Refinery Services | Transferred over time
Disaggregation of Revenue [Line Items]
Total revenues	0
Sodium minerals and sulfur services
Disaggregation of Revenue [Line Items]
Total revenues	1,174,434
Sodium minerals and sulfur services | Fee-based revenues | Transferred over time
Disaggregation of Revenue [Line Items]
Total revenues	0
Sodium minerals and sulfur services | Product Sales | Transferred at point in time
Disaggregation of Revenue [Line Items]
Total revenues	1,071,634
Sodium minerals and sulfur services | Refinery Services | Transferred over time
Disaggregation of Revenue [Line Items]
Total revenues	102,800
Offshore pipeline transportation services
Disaggregation of Revenue [Line Items]
Total revenues	284,544
Offshore pipeline transportation services | Fee-based revenues | Transferred over time
Disaggregation of Revenue [Line Items]
Total revenues	284,544
Offshore pipeline transportation services | Product Sales | Transferred at point in time
Disaggregation of Revenue [Line Items]
Total revenues	0
Offshore pipeline transportation services | Refinery Services | Transferred over time
Disaggregation of Revenue [Line Items]
Total revenues	0
Marine transportation
Disaggregation of Revenue [Line Items]
Total revenues	219,937
Marine transportation | Fee-based revenues | Transferred over time
Disaggregation of Revenue [Line Items]
Total revenues	219,937
Marine transportation | Product Sales | Transferred at point in time
Disaggregation of Revenue [Line Items]
Total revenues	0
Marine transportation | Refinery Services | Transferred over time
Disaggregation of Revenue [Line Items]
Total revenues	$ 0